Business Segment Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Business Segment Information	Business Segment Information
Each of our reportable segments is a strategic business unit that serves specific needs of our members based on the products and services provided. The segments are based on the manner in which management views the financial performance of the business. Contribution profit (loss) is the primary measure of segment profit and loss reviewed by the Chief Operating Decision Maker (“CODM”) and is intended to measure the direct profitability of each segment. Contribution profit (loss) is defined as total net revenue for each reportable segment less:
•fair value changes in servicing rights and residual interests classified as debt that are attributable to assumption changes, which impact the contribution profit within the Lending segment. These fair value changes are non-cash in nature and are not realized in the period; therefore, they do not impact the amounts available to fund our operations; and
•expenses directly attributable to the corresponding reportable segment. Directly attributable expenses primarily include compensation and benefits and sales and marketing, and vary based on the amount of activity within each segment. Directly attributable expenses also include loan origination and servicing expenses, professional services, product fulfillment, lead generation and occupancy-related costs. Expenses are attributed to the reportable segments using either direct costs of the segment or labor costs that can be attributed based upon the allocation of employee time for individual products.
The reportable segments also reflect the Company’s organizational structure. Each segment has a segment manager who reports directly to the CODM. The CODM has ultimate authority and responsibility over resource allocation decisions and performance assessment.
The Company has three reportable segments: Lending, Technology Platform and Financial Services. The Lending segment includes our personal loan, student loan and home loan products and the related servicing activities and, when applicable, commercial loans. We originate loans in each of the aforementioned channels with the objective of either selling whole loans or securitizing a pool of originated loans for transfer to third-party purchasers. Revenues in the Lending segment are driven by changes in the fair value of our whole loans and securitization interests, gains or losses recognized on transfers that meet the true sale requirements under ASC 860, Transfers and Servicing, and our servicing-related activities, which mainly consist of servicing fees and the changes in our servicing assets over time. We also earn the difference between interest income earned on our loans and interest expense on any loans that are financed. Interest expense primarily impacts our Lending segment, and we present interest income net of interest expense, as our CODM considers net interest income in addition to contribution profit in evaluating the performance of the Lending segment and making resource allocation decisions. Finally, beginning in the third quarter of 2021, our Lending segment revenue also includes earnings or losses from an equity method investment, which is further discussed in Note 1.
The Technology Platform segment includes our technology platform fees, which commenced with our acquisition of Galileo in May 2020, and, in the 2020 periods, our equity method investment in Apex, which represented our portion of net earnings on clearing brokerage activity on the Apex platform. Apex was the Company’s only material equity method investment as of December 31, 2020. During January 2021, the seller of our Apex interest exercised the Seller Call Option, and as such we do not recognize Apex equity investment income subsequent to the call date. Due to the additional investment we made during 2020, we will maintain an immaterial investment in Apex, but will no longer qualify for equity method accounting. See Note 2 for additional information on the acquisition of Galileo, and Note 1 for additional information on our Apex equity method investment.
The Financial Services segment includes our SoFi Money product, SoFi Invest product, SoFi Credit Card product (which we launched in the third quarter of 2020), SoFi Relay personal finance management product and other financial services, such as equity capital markets and advisory services, lead generation, and content for other financial services institutions and our members. SoFi Money provides members a digital cash management experience, interest income and the ability to separate money balances into various subcategories. SoFi Invest provides investment features and financial planning services that we offer to our members. Revenues in the Financial Services segment include payment network fees on our member transactions and pay for order flow, digital assets transaction fees and share lending arrangements in SoFi Invest. Additionally, we earn fees associated with equity capital markets services we began providing in the second quarter of 2021 and further expanded in the fourth quarter of 2021. We also earn referral fees in connection with referral activity we facilitate through our platform. The referral fee is paid to us by third-party partners that offer services to end users who do not use one of our product offerings, but who were referred to the partners through our platform. Beginning in the third quarter of 2021, referral fees also include referral fulfillment fees earned for providing pre-qualified borrower referrals to a third-party partner who separately contracts with a loan originator.
Non-segment operations are classified as Other, which includes net revenues associated with corporate functions that are not directly related to a reportable segment. These non-segment net revenues include interest income earned on corporate cash balances, nonrecurring income on certain investments from available cash on hand, such as our investments in AFS debt securities (which investments are not interconnected with our core business lines and, thereby, reportable segments), and interest expense on corporate borrowings, such as our revolving credit facility, the seller note issued in connection with our acquisition of Galileo, and the amortization of debt issuance costs and original issue discount on our Convertible Notes. During the year ended December 31, 2021, net revenues within Other also included $211 of interest income and $169 of reversal of loss on discount to fair value in connection with related party transactions. During the years ended December 31, 2020 and 2019, net revenues within Other included $3,189 and $3,338, respectively, of interest income earned in connection with related party transactions. Refer to Note 15 for further discussion of our related party transactions.
The accounting policies of the segments are consistent with those described in Note 1, except for the accounting policies in relation to the allocations of consolidated income and consolidated expenses, as described below.
The following tables present financial information, including the measure of contribution profit (loss), for each reportable segment for the years indicated. The information is derived from our internal financial reporting used for corporate management purposes. Assets are not allocated to reportable segments, as the Company’s CODM does not evaluate reportable segments using discrete asset information.

Year Ended December 31, 2021	Lending(1)	Technology Platform(2)(3)(4)	Financial Services(4)	Reportable Segments Total	Other(4)	Total
Net revenue
Net interest income (loss)	$258,102	$(29)	$3,765	$261,838	$(9,594)	$252,244
Noninterest income	480,221	194,915	54,313	729,449	3,179	732,628
Total net revenue (loss)	$738,323	$194,886	$58,078	$991,287	$(6,415)	$984,872
Servicing rights – change in valuation inputs or assumptions(5)	2,651	—	—	2,651
Residual interests classified as debt – change in valuation inputs or assumptions(6)	22,802	—	—	22,802
Directly attributable expenses	(364,169)	(130,439)	(192,996)	(687,604)
Contribution profit (loss)	$399,607	$64,447	$(134,918)	$329,136

Year Ended December 31, 2020	Lending	Technology Platform(2)(4)	Financial Services(4)	Reportable Segments Total	Other(4)	Total
Net revenue
Net interest income (loss)	$199,345	$(107)	$484	$199,722	$(21,791)	$177,931
Noninterest income (loss)	281,521	96,423	11,386	389,330	(1,729)	387,601
Total net revenue (loss)	$480,866	$96,316	$11,870	$589,052	$(23,520)	$565,532
Servicing rights – change in valuation inputs or assumptions(5)	17,459	—	—	17,459
Residual interests classified as debt – change in valuation inputs or assumptions(6)	38,216	—	—	38,216
Directly attributable expenses	(294,812)	(42,427)	(143,966)	(481,205)
Contribution profit (loss)	$241,729	$53,889	$(132,096)	$163,522

Year Ended December 31, 2019	Lending	Technology Platform(2)	Financial Services	Reportable Segments Total	Other	Total
Net revenue
Net interest income	$325,589	$—	$614	$326,203	$3,631	$329,834
Noninterest income	108,712	795	3,318	112,825	—	112,825
Total net revenue	$434,301	$795	$3,932	$439,028	$3,631	$442,659
Servicing rights – change in valuation inputs or assumptions(5)	(8,487)	—	—	(8,487)
Residual interests classified as debt – change in valuation inputs or assumptions(6)	17,157	—	—	17,157
Directly attributable expenses	(350,511)	—	(122,732)	(473,243)
Contribution profit (loss)	$92,460	$795	$(118,800)	$(25,545)
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(1)Noninterest income within the Lending segment for the year ended December 31, 2021 included $261 of losses from our equity method investment in Lower. See Note 1 under “Equity Method Investments” for additional information.
(2)Noninterest income within the Technology Platform segment for the year ended December 31, 2020 included $4,442 of earnings from our equity method investment in Apex, net of an impairment charge in the fourth quarter of 2020. Noninterest income within this segment consisted entirely of earnings from our equity method investment in Apex during the year ended December 31, 2019. Therefore, there were no directly attributable expenses to this reportable segment in that period. See Note 1 under “Equity Method Investments” for additional information.
(3)During the year ended December 31, 2021, the five largest clients in the Technology Platform segment contributed 63% of the total net revenue within the segment, which represented 13% of our consolidated total net revenue.
(4)During the year ended December 31, 2021, total net revenue for the Technology Platform segment included $1,863 of intercompany technology platform fees earned by Galileo from SoFi, which is a Galileo client. There is an equal and offsetting expense reflected within the Financial Services segment directly attributable expenses representing the intercompany technology platform fees incurred to Galileo. The intercompany revenue and expense are eliminated in consolidation. The revenue is eliminated within “Other” and the expense is adjusted in our reconciliation of directly attributable expenses below. We recast the year ended December 31, 2020 to conform to the current year presentation, which resulted in the following: (i) an increase to the Technology Platform segment total net revenue and contribution profit of $686, (ii) a corresponding decrease to “Other” total net revenue for the elimination, (iii) a corresponding increase to Financial Services directly attributable expenses, and (iv) a corresponding adjustment in the reconciliation of directly attributable expenses.
(5)Reflects changes in fair value inputs and assumptions, including market servicing costs, conditional prepayment and default rates and discount rates. This non-cash change, which is recorded within noninterest income in the consolidated statements of operations and comprehensive income (loss) is unrealized during the period and, therefore, has no impact on our cash flows from operations. As such, the changes in fair value attributable to assumption changes are adjusted to provide management and financial users with better visibility into the cash flows available to finance our operations.
(6)Reflects changes in fair value inputs and assumptions, including conditional prepayment and default rates and discount rates. When third parties finance our consolidated VIEs through purchasing residual interests, we receive proceeds at the time of the securitization close and, thereafter, pass along contractual cash flows to the residual interest owner. These obligations are measured at fair value on a recurring basis, with fair value changes recorded within noninterest income in the consolidated statements of operations and comprehensive income (loss). The fair value change attributable to assumption changes has no impact on our initial financing proceeds, our future obligations to the residual interest owner (because future residual interest claims are limited to securitization collateral cash flows), or the general operations of our business. As such, this non-cash change in fair value during the period is adjusted to provide management and financial users with better visibility into the cash flows available to finance our operations.
The following table reconciles reportable segments total contribution profit (loss) to loss before income taxes for the years presented. Expenses not allocated to reportable segments represent items that are not considered by our CODM in evaluating segment performance or allocating resources.

	Year Ended December 31,
	2021	2020	2019
Reportable segments total contribution profit (loss)	$329,136	$163,522	$(25,545)
Other total net revenue (loss)	(6,415)	(23,520)	3,631
Intercompany technology platform expenses	1,863	686	—
Servicing rights – change in valuation inputs or assumptions	(2,651)	(17,459)	8,487
Residual interests classified as debt – change in valuation inputs or assumptions	(22,802)	(38,216)	(17,157)
Expenses not allocated to segments:
Share-based compensation expense	(239,011)	(99,870)	(60,936)
Depreciation and amortization expense	(101,568)	(69,832)	(15,955)
Fair value change of warrant liabilities	(107,328)	(20,525)	2,834
Employee-related costs(1)	(143,847)	(114,599)	(53,080)
Special payment(2)	(21,181)	—	—
Other corporate and unallocated expenses(3)	(167,373)	(108,708)	(81,878)
Loss before income taxes	$(481,177)	$(328,521)	$(239,599)
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(1)Includes compensation, benefits, recruiting, certain occupancy-related costs and various travel costs of executive management, certain technology groups and general and administrative functions that are not directly attributable to the reportable segments.
(2)Represents a special payment to the Series 1 preferred stockholders in connection with the Business Combination. See Note 11 for additional information.
(3)Represents corporate overhead costs that are not allocated to reportable segments, which primarily includes corporate marketing costs, tools and subscription costs, professional services costs and corporate insurance expense, as well as equity-based payments to non-employees.
As we did not have material operations outside of the United States, we did not make the geographic disclosures pursuant to ASC 280, Segment Reporting. No single customer accounted for more than 10% of our consolidated revenues for any of the periods presented.